Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—50.7%
		AUSTRALIAN DOLLAR—2.1%
		Sovereign—2.1%
300,000		Australia, Government of, Series 158, 1.250%, 5/21/2032	$ 167,813
320,000		Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	183,456
		TOTAL	351,269
		BRAZILIAN REAL—1.4%
		Sovereign—1.4%
400,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	69,548
1,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	168,627
		TOTAL	238,175
		BRITISH POUND—4.7%
		Sovereign—4.7%
200,000		United Kingdom, Government of, 2.750%, 9/7/2024	262,583
127,000		United Kingdom, Government of, 3.250%, 1/22/2044	141,270
50,000		United Kingdom, Government of, 4.250%, 12/7/2027	66,461
50,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	66,705
100,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	120,768
190,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	144,202
		TOTAL	801,989
		CANADIAN DOLLAR—3.2%
		Sovereign—3.2%
80,000		Canada, Government of, 4.000%, 6/1/2041	64,945
250,000		Canada, Government of, 5.750%, 6/1/2033	222,649
310,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	258,172
		TOTAL	545,766
		CHINESE YUAN RENMINBI—1.6%
		Sovereign—1.6%
1,900,000		China, Government of, Unsecd. Note, Series INBK, 2.690%, 8/15/2032	278,839
		DANISH KRONE—0.1%
		Mortgage Banks—0.1%
58,595		Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	8,894
		EGYPTIAN POUND—0.9%
		Sovereign—0.9%
8,250,000	[1]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	158,141
		EURO—28.1%
		Banking—2.6%
100,000		BNP Paribas SA, Sub., Series EMTN, 2.500%, 3/31/2032	106,351
100,000		Societe Generale SA, Sub., Series EMTN, 1.000%, 11/24/2030	106,240
210,000		UniCredit SpA, Sub., 2.731%, 1/15/2032	223,789
		TOTAL	436,380
		Consumer Products—2.4%
370,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	402,513
		Oil & Gas—1.2%
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	211,285

Foreign Currency Par Amount, Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—21.9%
240,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	$ 255,739
120,000	Belgium, Government of, Series 44, 5.000%, 3/28/2035	157,619
100,000	Belgium, Government of, Series 60, 4.250%, 3/28/2041	125,397
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	76,774
170,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	186,310
400,000	Germany, Government of, 0.250%, 2/15/2027	421,555
190,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	255,559
230,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	240,533
70,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	64,346
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	97,413
220,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	216,287
210,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	247,868
300,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	332,191
40,000	Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	35,616
100,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	79,545
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	509,235
200,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	210,520
200,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	220,829
	TOTAL	3,733,336
	TOTAL EURO	4,783,514
	INDONESIAN RUPIAH—0.6%
	Sovereign—0.6%
1,300,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	94,145
	JAPANESE YEN—2.5%
	Sovereign—2.5%
15,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	110,293
46,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	315,159
	TOTAL	425,452
	NEW ZEALAND DOLLAR—2.8%
	Sovereign—2.8%
400,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	256,626
350,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	218,240
	TOTAL	474,866
	POLISH ZLOTY—0.7%
	Sovereign—0.7%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	123,785
	SWEDISH KRONA—0.4%
	Sovereign—0.4%
750,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	71,748
	U.S. DOLLAR—1.6%
	Telecommunications & Cellular—1.6%
$ 280,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	269,102
	TOTAL BONDS (IDENTIFIED COST $9,953,800)	8,625,685
	U.S. TREASURIES—15.8%
250,000	United States Treasury Bond, 2.875%, 5/15/2043	203,286
650,000	United States Treasury Bond, 2.875%, 11/15/2046	512,586

Foreign Currency Par Amount, Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
$ 620,000		United States Treasury Bond, 3.250%, 5/15/2042	$ 539,497
420,000		United States Treasury Bond, 4.500%, 2/15/2036	444,415
1,020,000	[2]	United States Treasury Note, 0.750%, 8/31/2026	958,044
30,000	[2]	United States Treasury Note, 2.875%, 8/15/2028	29,006
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,935,019)	2,686,834
		EXCHANGE-TRADED FUNDS—4.6%
7,000		iShares iBoxx $ Investment Grade Corporate Bond Fund (IDENTIFIED COST $769,875)	778,470
		PURCHASED CALL OPTIONS—0.0%
		Foreign Currency—0.0%
58,500		USD CALL/CHF PUT, UBS, Notional Amount $58,500, Exercise Price $0.8905. Expiration Date 9/18/2024	4
500,000		USD CALL/CNH PUT, Bank of America, Notional Amount $500,000, Exercise Price $7.2298, Expiration Date 10/25/2024	564
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $3,665)	568
		INVESTMENT COMPANIES—27.9%
220,655		Emerging Markets Core Fund	1,910,868
528,474		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[3]	528,474
247,226		Mortgage Core Fund	2,094,004
23,018		Project and Trade Finance Core Fund	203,482
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,977,713)	4,736,828
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $18,640,072)	$16,828,385
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	171,073
		TOTAL NET ASSETS—100%	$16,999,458
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
Long Gilt Long Futures	1	GBP 129,623	December 2024	$25
The average notional value of long and short futures contracts held by the Fund throughout the period was $710,387 and $115,161, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
UBS	USD CALL/MXN PUT	(25,000)	$25,000	9/26/2024	$18.838	$(1,264)
Put Options:
UBS	USD PUT/CHF CALL	(58,500)	$58,500	9/18/2024	$0.852	$(560)
(PREMIUMS RECEIVED $1,028)						$(1,824)
The average market value of purchased put and call options held by the Fund throughout the period was $1,318 and $7,339, respectively. This is based on amounts held as of each month-end throughout the nine-month period.
The average market value of written put and call options held by the Fund throughout the period was $442 and $347, respectively. This is based on amounts held as of each month-end throughout the nine-month period.

At August 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2024	Morgan Stanley	$20,000	109,990 BRL	$491
9/5/2024	Bank of America	$25,000	869,400 TRY	$(362)
9/5/2024	State Street	$10,000	181,175 MXN	$808
9/17/2024	Bank of America	62,370 AUD	$42,312	$(79)
9/17/2024	Bank of America	31,490 CHF	$35,333	$1,786
9/17/2024	Bank of America	899,104 MXN	$47,529	$(1,997)
9/17/2024	Barclays	130,765 CAD	$96,813	$272
9/17/2024	Barclays	1,564,896 MXN	$81,876	$(2,626)
9/17/2024	BNP Paribas	1,147,421 MXN	$63,583	$(5,475)
9/17/2024	BNY Mellon	49,829 AUD	$33,709	$33
9/17/2024	Credit Agricole	37,849 AUD	$25,249	$380
9/17/2024	Goldman Sachs	70,688 GBP	$93,300	$(451)
9/17/2024	JPMorgan	37,231 CHF	$43,922	$(35)
9/17/2024	Morgan Stanley	79,314 CAD	$57,863	$1,022
9/17/2024	Morgan Stanley	104,897 CAD	$77,098	$781
9/17/2024	Morgan Stanley	23,486 CHF	$26,515	$1,169
9/17/2024	Morgan Stanley	150,778 EUR	$163,394	$3,406
9/17/2024	Morgan Stanley	200,462 EUR	$218,292	$3,471
9/17/2024	Morgan Stanley	243,536 EUR	$272,254	$(2,840)
9/17/2024	Morgan Stanley	43,528 GBP	$55,657	$1,517
9/17/2024	Morgan Stanley	57,775 GBP	$74,431	$1,456
9/17/2024	Morgan Stanley	11,129,501 JPY	$71,838	$4,481
9/17/2024	Morgan Stanley	17,227,350 JPY	$118,819	$(685)
9/20/2024	UBS	$19,890	17,604 CHF	$(869)
9/20/2024	UBS	$15,000	13,206 CHF	$(572)
10/15/2024	Bank of America	$805,000	14,572,550 MXN	$70,233
10/15/2024	BNP Paribas	$129,000	502,956 PLN	$(734)
10/15/2024	BNP Paribas	$330,000	290,760 CHF	$(13,920)
10/15/2024	BNY Mellon	248,276 AUD	$167,699	$526
10/15/2024	BNY Mellon	150,000 AUD	$99,844	$1,792
10/15/2024	Citibank	196,552 AUD	$130,089	$3,089
10/15/2024	Citibank	300,000 CHF	51,021,330 JPY	$3,507
10/15/2024	Goldman Sachs	$90,000	354,367 PLN	$(1,406)
10/15/2024	HSBC	1,000,000 BRL	$176,084	$444
10/15/2024	HSBC	4,670,000 THB	$129,747	$8,744
10/15/2024	JPMorgan	150,000 EUR	1,742,157 SEK	$(3,927)
10/15/2024	JPMorgan	$160,000	25,060,451 JPY	$(12,571)
10/15/2024	JPMorgan	$150,000	130,819 CHF	$(4,737)
10/15/2024	JPMorgan	$300,000	44,535,018 JPY	$(6,677)
10/15/2024	JPMorgan	$200,000	29,648,544 JPY	$(4,166)
10/15/2024	Morgan Stanley	155,172 AUD	$104,595	$545
10/15/2024	Morgan Stanley	900,000 BRL	$160,142	$(1,268)
10/15/2024	Morgan Stanley	9,047,888 CNY	$1,270,484	$12,313
10/15/2024	Morgan Stanley	$160,000	1,712,831 NOK	$(1,648)
10/15/2024	Morgan Stanley	$40,000	35,384 CHF	$(1,854)
10/15/2024	Morgan Stanley	$160,000	627,730 PLN	$(1,918)
10/15/2024	Morgan Stanley	$100,000	15,459,526 JPY	$(6,457)
10/15/2024	Morgan Stanley	$160,000	2,929,841 MXN	$12,274
10/15/2024	Morgan Stanley	$120,000	18,215,610 JPY	$(5,436)
10/15/2024	Morgan Stanley	$160,000	3,034,936 MXN	$6,975

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/15/2024	Morgan Stanley	$120,000	2,305,632 MXN	$3,747
10/15/2024	Morgan Stanley	$350,000	296,427 CHF	$(623)
10/15/2024	Standard Chartered Bank	$85,000	3,088,335 TRY	$(753)
10/15/2024	State Street	500,000 AUD	280,832 CHF	$6,609
10/15/2024	State Street	130,000 EUR	2,886,305 MXN	$(1,525)
10/15/2024	State Street	320,000,000 KRW	$234,336	$5,922
Contracts Sold:
9/3/2024	Morgan Stanley	$20,000	113,346 BRL	$104
9/5/2024	Bank of America	$10,000	357,240 TRY	$421
9/5/2024	Bank of America	$15,000	531,075 TRY	$492
9/5/2024	JPMorgan	$10,000	183,409 MXN	$(694)
9/17/2024	Bank of America	286,855 MXN	$15,955	$1,428
9/17/2024	Barclays	62,370 AUD	$42,020	$(213)
9/17/2024	BNY Mellon	7,872 CHF	$8,891	$(389)
9/17/2024	BNY Mellon	37,231 CHF	$43,858	$(29)
9/17/2024	BNY Mellon	50,116 EUR	$54,701	$(739)
9/17/2024	Citibank	14,444 GBP	$18,686	$(286)
9/17/2024	Credit Agricole	37,849 AUD	$25,548	$(81)
9/17/2024	Credit Agricole	899,105 MXN	$49,370	$3,837
9/17/2024	HSBC	860,566 MXN	$47,875	$4,294
9/17/2024	JPMorgan	37,372 AUD	$25,289	$(17)
9/17/2024	JPMorgan	104,897 CAD	$77,233	$(647)
9/17/2024	Morgan Stanley	12,457 AUD	$8,466	$31
9/17/2024	Morgan Stanley	130,765 CAD	$96,324	$(761)
9/17/2024	Morgan Stanley	23,617 CHF	$26,590	$(1,249)
9/17/2024	Morgan Stanley	150,778 EUR	$163,817	$(2,983)
9/17/2024	Morgan Stanley	150,346 EUR	$163,777	$(2,546)
9/17/2024	Morgan Stanley	243,536 EUR	$271,452	$2,039
9/17/2024	Morgan Stanley	43,528 GBP	$55,837	$(1,337)
9/17/2024	Morgan Stanley	70,688 GBP	$92,752	$(98)
9/17/2024	Morgan Stanley	17,227,350 JPY	$118,462	$328
9/17/2024	Morgan Stanley	1,564,896 MXN	$80,177	$928
9/17/2024	State Street	79,314 CAD	$58,274	$(611)
9/17/2024	State Street	23,486 CHF	$26,392	$(1,292)
9/17/2024	State Street	43,331 GBP	$55,927	$(989)
9/17/2024	State Street	11,129,501 JPY	$69,953	$(6,366)
9/20/2024	UBS	$19,890	17,866 CHF	$1,177
9/20/2024	UBS	$15,000	13,266 CHF	$643
10/15/2024	BNP Paribas	$400,000	58,368,548 JPY	$1,938
10/15/2024	BNP Paribas	$170,000	6,178,694 TRY	$1,562
10/15/2024	BNY Mellon	375,000 AUD	212,977 CHF	$(2,173)
10/15/2024	Citibank	300,000 CHF	50,817,510 JPY	$(4,910)
10/15/2024	Citibank	150,000 EUR	1,747,973 SEK	$4,494
10/15/2024	Citibank	$50,000	977,319 MXN	$(722)
10/15/2024	Credit Agricole	$1,320,000	205,758,841 JPY	$96,897
10/15/2024	JPMorgan	200,000 NZD	$121,915	$(3,133)
10/15/2024	JPMorgan	$160,000	140,460 CHF	$6,141
10/15/2024	JPMorgan	$200,000	29,632,968 JPY	$4,059
10/15/2024	Morgan Stanley	125,000 AUD	70,806 CHF	$(945)
10/15/2024	Morgan Stanley	130,000 EUR	2,578,603 MXN	$(13,990)
10/15/2024	Morgan Stanley	770,000 EUR	$843,897	$(9,062)
10/15/2024	Morgan Stanley	500,000 NZD	$304,739	$(7,883)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/15/2024	Morgan Stanley	$360,000	313,441 CHF	$10,748
10/15/2024	Morgan Stanley	$100,000	15,555,092 JPY	$7,115
10/15/2024	Morgan Stanley	$100,000	14,892,726 JPY	$2,554
10/15/2024	Morgan Stanley	$160,000	23,735,253 JPY	$3,446
10/15/2024	Morgan Stanley	$131,000	19,072,071 JPY	$334
10/15/2024	Morgan Stanley	$300,000	5,686,945 MXN	$(13,257)
10/15/2024	State Street	750,000 AUD	$509,343	$1,163
10/15/2024	State Street	1,494,640 BRL	$272,576	$8,731
10/15/2024	State Street	1,700,000 BRL	$297,915	$(2,182)
10/15/2024	State Street	70,000 GBP	$90,981	$(984)
10/15/2024	State Street	$810,000	16,058,940 MXN	$(288)
10/15/2024	State Street	$289,000	1,142,729 PLN	$5,758
10/15/2024	UBS	$85,000	1,695,366 MXN	$483
10/15/2024	UBS	$160,000	1,717,034 NOK	$2,045
11/29/2024	Barclays	60,930 AUD	$41,363	$50
11/29/2024	Goldman Sachs	16,803,153 JPY	$117,588	$1,183
11/29/2024	JPMorgan	127,436 CAD	$94,883	$70
11/29/2024	Morgan Stanley	36,253 CHF	$43,461	$358
11/29/2024	Morgan Stanley	239,856 EUR	$267,726	$1,512
11/29/2024	Morgan Stanley	1,553,592 MXN	$77,946	$159
11/29/2024	State Street	69,139 GBP	$91,230	$383
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$168,231
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $171,799 and $161,949, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $200,000. This is based on amounts held as of each month-end throughout the nine-month period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and the value of Written Option Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$322,557	$319,521	$8,934	$2,074,674	$—	$2,725,686
Purchases at Cost	$2,946,638	$12,715	$1,849,750	$228,165	$2,066,236	$7,103,504
Proceeds from Sales	$(3,269,183)	$(130,001)	$(3)	$(300,000)	$(1,537,762)	$(5,236,949)
Change in Unrealized Appreciation/Depreciation	$(29)	$17,655	$52,184	$106,854	$—	$176,664
Net Realized Gain/(Loss)	$17	$(16,408)	$3	$(15,689)	$—	$(32,077)
Value as of 8/31/2024	$—	$203,482	$1,910,868	$2,094,004	$528,474	$4,736,828
Shares Held as of 8/31/2024	—	23,018	220,655	247,226	528,474	1,019,373
Dividend Income	$3,834	$12,725	$39,756	$70,159	$5,191	$131,665

1	Zero coupon bond.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$8,625,685	$—	$8,625,685
U.S. Treasuries	—	2,686,834	—	2,686,834
Exchange-Traded Funds	778,470	—	—	778,470
Purchased Call Options	—	568	—	568
Investment Companies	4,533,346	—	—	4,533,346
Other Investments[1]	—	—	—	203,482
TOTAL SECURITIES	$5,311,816	$11,313,087	$—	$16,828,385
Other Financial Instruments:
Assets
Futures Contracts	$25	$—	$—	$25
Foreign Exchange Contracts	—	334,698	—	334,698
Liabilities
Written Call Options	—	(1,264)	—	(1,264)
Written Put Options	—	(560)	—	(560)
Foreign Exchange Contracts	—	(166,467)	—	(166,467)
TOTAL OTHER FINANCIAL INSTRUMENTS	$25	$166,407	$—	$166,432

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $203,482 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column.The price of shares redeemed of
Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
THB	—Thai Baht
TRY	—Turkish Lira
USD	—United States Dollar